Note 14. Industry Segments	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Note 14. Industry Segments

NOTE 14. INDUSTRY SEGMENTS

This summary presents the Company’s current segments, as described below.

General Indemnity Group, LLC (“GIG”)

GIG conducts the Company’s insurance operations through its subsidiaries, The Warnock Agency (“TWA”) and United Casualty and Surety Insurance Company (“UC&S”.) TWA clients are nationwide and UC&S clients are multi-state. Revenue consists of surety bond sales and insurance commissions. Currently, GIG’s corporate resources are used to support TWA and UC&S and to make additional business acquisitions in the insurance industry.

Link Media Holdings, LLC (“LMH”)

LMH conducts the Company’s billboard rental operations. LMH advertisers are located in Alabama, Florida, Georgia, and Wisconsin.

				Total
Year Ended December 31, 2016	GIG	LMH	Unallocated	Consolidated
Revenue	$679,983	$3,163,534	$–	$3,843,517
Segment gross profit	554,773	2,022,871	–	2,577,644
Segment loss from operations	(558,686)	(1,148,120)	(1,466,569)	(3,173,375)
Capital expenditures	8,872,200	9,846,200	–	18,718,400
Depreciation and amortization	120,537	1,516,604	–	1,637,141

				Total
Year Ended December 31, 2015	GIG	LMH	Unallocated	Consolidated
Revenue	$–	$713,212	$9,700	$722,912
Segment gross profit	–	483,705	9,700	493,405
Segment loss from operations	(68,417)	(380,137)	(598,869)	(1,047,423)
Capital expenditures	–	10,049,470	–	10,049,470
Depreciation and amortization	132	457,671	–	457,803

				Total
December 31, 2016	GIG	LMH	Unallocated	Consolidated
Goodwill	$7,876,327	$9,338,556	$–	$17,214,883
Total assets	18,926,924	21,934,616	24,790,690	65,652,230

				Total
December 31, 2015	GIG	LMH	Unallocated	Consolidated
Goodwill	$–	$4,378,664	$–	$4,378,664
Total assets	$91,077	$10,066,711	$13,627,708	23,785,496